General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14:-	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2017	2016	2015
	USD

Professional services	$1,132	$1,022	$1,133
Investors and public relations	338	511	421
Salary and related expenses	611	413	455
Directors’ fee	198	212	173
Rent	34	32	31
Travel	112	196	210
Insurance	214	142	120
Stock exchange fees	62	57	57
Office and computer maintenance	81	68	65
Vehicle maintenance	14	14	13
Depreciation	16	14	12
Others	56	52	45

	$2,868	$2,733	$2,735